Shareholder Report, Line Graph (Details) 190307_Amplify Transformational Data Sharing ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 16, 2018	Sep. 30, 2025
Amplify Transformational Data Sharing ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Amplify Transformational Data Sharing ETF NAV
Accumulated Value	$ 22,843	$ 11,996	$ 11,143	$ 23,615	$ 12,621	$ 9,080	$ 10,141	$ 10,000	$ 43,219
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Net Total Return Index (USD)
Accumulated Value	17,954	13,627	11,280	14,217	11,157	10,102	9,964	10,000	$ 21,054
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500 TR
Accumulated Value	$ 23,276	$ 17,070	$ 14,036	$ 16,605	$ 12,773	$ 11,092	$ 10,640	$ 10,000	$ 27,372